CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Capital Securities Outstanding
The partnership has the following capital securities outstanding as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2024	Dec. 31, 2023
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$594	$587
Series 3	24,000,000	6.75%	570	564
New LP Preferred Units(1)	19,000,749	6.25%	466	474
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	598,878	5.25%	15	16
Series 2	265,142	5.75%	5	7
Series 3	344,757	5.00%	6	8
Series 4	281,361	5.20%	5	7
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	152	145
BSREP V Iron REIT L.P. Preferred Interest	n/a	5.00%	38	—
Subsidiary Preferred Shares and Capital - alstria office Prime Portfolio GmbH & Co. KG (“Alstria Office Prime”)	19,472,214	n/a(2)	108	109
Brookfield India Real Estate Trust (“India REIT”)	287,235,005	n/a(3)	980	729
Capital Securities – Fund Subsidiaries			140	189
Total capital securities			$3,079	$2,835

Current			749	795
Non-current			2,330	2,040
Total capital securities			$3,079	$2,835
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)The dividend rate pertaining to Alstria Office Prime is declared annually and is neither fixed or mandatory.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

Schedule of Cash Flows from Financing Activities from Capital Securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes in capital securities
(US$ Millions)	Dec. 31, 2023	Capital securities redeemed	Fair value changes	Foreign currency translation and other	Assumed from/Issued in asset acquisition	Jun. 30, 2024
Capital securities	$2,835	(12)	82	(6)	180	$3,079